Related Party Transactions - Annual activity of loans outstanding to related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance beginning of year	$ 3,523,047	$ 3,852,658
Additions	1,138,338	1,876,445
Repayments	(1,467,915)	(2,206,056)
Balance, end of year	$ 3,193,470	$ 3,523,047